ADVANCES TO SUPPLIERS (Tables)	9 Months Ended
Apr. 30, 2017
Schedule of Advances to Suppliers [Table Text Block]
	April 30,	July 31,
	2017	2016
	(Unaudited)
Advances to suppliers	$3,539,296	$4,594,299